Consolidated Statements of Operations and Other Comprehensive Income (Loss) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 192,873	$ 78,056	$ 113,701	$ 78,048
Cost of Revenue	136,173	42,266	75,520	37,990
Gross Profit	56,700	35,790	38,181	40,058
Operating Expenses:
Management fees			47,047	42,513
Officer compensation	39,684	40,100
Professional fees	48,833	2,080	3,385	753
General & administrative	8,075	6,759	8,190	6,272
Total Operating Expenses	96,592	48,939	58,622	49,538
Loss from Operations	(39,892)	(13,149)	(20,441)	(9,480)
Other Expenses
Factoring Fee	(5,785)	(2,297)	(3,872)
Interest Expense	(478)
Net Loss	(46,155)	(15,446)	(24,313)	(9,480)
COMPREHENSIVE INCOME (LOSS):
NET LOSS	(46,155)	(15,446)	(24,313)	(9,480)
Other Comprehensive Income (Loss)
Net loss	(46,155)	(15,446)
Unrealized foreign currency translation gain	1,938	1,780	2,831	(453)
Total Other Comprehensive Income (Loss)	$ (44,217)	$ (13,666)	$ (21,482)	$ (9,933)
Net Loss per Common Share (Basic and Diluted)	$ 0.00	$ 0.00
Weighted Average Shares Outstanding:- Basic and Diluted	75,000,000	75,000,000	75,000,000	75,000,000